Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.08%	0.05%
Expected rates of salary increase	1.00%	1.75%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.85%	3.02%
Expected rates of salary increase	4.01%	4.06%